Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (8,792,718)	¥ (33,401,467)	¥ (7,345,572)
Net cash provided by (used in) investing activities	(180,538,842)	53,570,674	(895,671,288)
Net cash provided by (used in) financing activities	188,239,915	(46,058,129)	621,610,726
Effect of foreign currency exchange rate changes on cash	34,615	(1,263,825)	(2,424,651)
Net decrease in cash	(1,057,030)	(27,152,747)	(283,830,785)
Cash at beginning of year	2,319,427	29,472,174	313,302,959
Cash, cash equivalents and restricted cash at end of the year	1,262,397	2,319,427	29,472,174
Supplemental disclosure of non-cash investing and financing activities:
Accrued offering costs paid by subsidiaries of TH International Limited			¥ 4,039,468